Summary of share capital (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Balance	$ 21,035
Balance	$ 26,227
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,847,593
Balance	$ 13,517
Issuance of common shares, net of transaction costs, shares | shares	1,213,967
Beginning balance, Amount	$ 8,485
Ending balance, shares | shares	3,061,560
Balance	$ 22,002